ACQUISITIONS AND DROP DOWN TRANSACTIONS - Unaudited Pro Forma Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 03, 2016	May 31, 2015	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Borrowings under revolving credit facility				$ 367,000	$ 294,295	$ 476,950
Pro forma total revenues						338,311
Pro forma net income						$ 34,369
Limited partners, Common
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma EPU, basic and diluted (in dollars per share)						$ 0.68
Subordinated Units
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma EPU, basic and diluted (in dollars per share)						$ 0.62
Bison Midstream and Mountaineer Midstream
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Common unit issuance				4,661,547
Incremental borrowings on revolving credit facility						$ 310,000
Revenues included in consolidated revenues						87,196
Net income included in consolidated net income						(457)
Bison Midstream and Mountaineer Midstream | Acquisition-related costs
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Nonrecurring transaction cost						$ 2,500
General partner
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
General partner interest (as a percent)		2.00%	2.00%	2.00%	2.00%	2.00%
Revolving credit facility | Drop Down Assets 2016 Acquisition | Subsequent Event
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Borrowings under revolving credit facility	$ 360,000